Short Term Loans (Details) $ in Thousands	Oct. 01, 2022 USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short Term Loans (Details) [Line Items]
Remaining performance obligation, amount (in Dollars)	$ 1,000
Fixed interest rate	12.00%	24.30%	21.00%
Fee rate	2.00%
Loan guarantee unit	147
Loan Agreement [Member]
Short Term Loans (Details) [Line Items]
Maturity date	Oct. 01, 2023